Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 As Previously Reported	Dec. 31, 2009 Effect of Change	Jan. 01, 2010 Recent Accounting Pronouncements	Dec. 31, 2011 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2010 Recent Accounting Pronouncements As Previously Reported	Dec. 31, 2011 Recent Accounting Pronouncements Effect of Change	Dec. 31, 2010 Recent Accounting Pronouncements Effect of Change
Effect of adoption of this guidance on the consolidated balance sheet
Deferred acquisition costs	$ 20,600	$ 18,637	$ 19,666	$ 25,340				$ 29,419	$ 31,222	$ (10,782)	$ (11,556)
Deferred income taxes, net	0	2,936	31,162					0	8,115	2,936	23,047
Total assets	7,352,896	7,347,832	7,530,064					7,355,678	7,518,571	(7,846)	11,493
Future policy benefits and expenses	2,804,648	2,897,210	2,935,820					2,846,881	2,881,526	50,329	54,294
Deferred income taxes, net	70,020	0						18,453		(18,453)
Total liabilities	6,391,371	6,467,312	6,819,367					6,435,436	6,765,073	31,876	54,294
Retained earnings	138,743	161,239	116,044					200,961	158,846	(39,722)	(42,802)
Total stockholder's equity	961,525	880,520	710,696	672,337	718,337	(46,000)	(46,000)	920,242	753,498	(39,722)	(42,802)
Total liabilities and stockholder's equity	7,352,896	7,347,832	7,530,064					7,355,678	7,518,571	(7,846)	11,493
Effect of adoption of this guidance on the consolidated statement of operations
Policyholder benefits	720,636	805,582	834,149					809,548	838,055	(3,966)	(3,906)
Amortization of deferred acquisition costs and value of business acquired	28,758	28,785	28,445					41,349	41,372	(12,564)	(12,927)
Underwriting, general and administrative expenses	340,594	343,649	360,756					331,858	348,842	11,791	11,914
Total benefits, losses and expenses	1,089,988	1,178,016	1,287,638					1,182,755	1,292,557	(4,739)	(4,919)
Income before provision for income taxes	127,764	100,905	51,539					96,166	46,620	4,739	4,919
Provision for income taxes	40,260	23,710	34,604					22,051	32,883	1,659	1,721
Net income	$ 87,504	$ 77,195	$ 16,935					$ 74,115	$ 13,737	$ 3,080	$ 3,198